Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2008
Private Placement | Transaction 01
Common Shares Issued, per share	$ 0.001
Common Shares Issued, Date	Jan. 19, 2008
Private Placement | Transaction 02
Common Shares Issued, per share	$ 0.015
Common Shares Issued, Date	Apr. 28, 2008
Private Placement | Transaction 03
Common Shares Issued, per share	$ 0.05
Common Shares Issued, Date	Dec. 24, 2008
Issuance During Period 1st
Common stock issued, per share	$ 0.001
Common Shares Issued, Date	Jan. 19, 2008
Issuance During Period 2nd | Private Placement
Common stock issued, per share	$ 0.015
Common Shares Issued, Date	Apr. 28, 2008
Issuance During Period 3rd | Private Placement
Common stock issued, per share	$ 0.05
Common Shares Issued, Date	Dec. 24, 2008